UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2010

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 53.19%				$532,607,508
(Cost $498,215,079)

Consumer Discretionary 6.25%				62,524,898

Auto Components 0.57%
Allison Transmission, Inc. (S)	11.000%	11/01/15	$1,915,000	2,058,599
Exide Technologies, Series B	10.500	03/15/13	1,945,000	1,981,469
Tenneco, Inc.	8.625	11/15/14	1,675,000	1,716,875

Auto Manufacturers 0.24%
Volvo Treasury AB (S)	5.950	04/01/15	2,215,000	2,398,203

Commercial Services & Supplies 0.05%
Interactive Data Corp. (S)	10.250	08/01/18	435,000	451,313

Food Products 0.15%
JBS Finance II, Ltd. (S)	8.250	01/29/18	1,450,000	1,491,688

Hotels, Restaurants & Leisure 1.60%
Greektown Superholdings, Inc. (S)	13.000	07/01/15	1,965,000	2,102,550
HRP Myrtle Beach Operations LLC (H)(S)	—	04/01/12	1,075,000	0
International Game Technology	5.500	06/15/20	780,000	830,308
Jacobs Entertainment, Inc.	9.750	06/15/14	2,435,000	2,234,113
Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02/15/14	2,210,000	745,875
MGM Mirage (S)	9.000	03/15/20	435,000	451,313
Mohegan Tribal Gaming Authority	7.125	08/15/14	1,425,000	819,375
MTR Gaming Group, Inc.	12.625	07/15/14	750,000	787,500
MTR Gaming Group, Inc., Series B	9.000	06/01/12	1,495,000	1,315,600
Pokagon Gaming Authority (S)	10.375	06/15/14	1,815,000	1,883,063
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	2,260,000	1,992,145
Turning Stone Resort Casino Enterprises (S)	9.125	09/15/14	2,240,000	2,262,400
Waterford Gaming LLC (S)	8.625	09/15/14	1,015,000	564,330

Household Durables 0.37%
Libbey Glass, Inc. (S)	10.000	02/15/15	350,000	371,875
Newell Rubbermaid, Inc.	4.700	08/15/20	1,480,000	1,552,119
Whirlpool Corp.	8.600	05/01/14	1,450,000	1,738,605

Internet & Catalog Retail 0.14%
Expedia, Inc. (S)	5.950	08/15/20	1,395,000	1,424,644

Media 2.37%
AMC Entertainment, Inc.	8.750	06/01/19	525,000	542,063
AMC Entertainment, Inc.	8.000	03/01/14	2,100,000	2,079,000
Cablevision Systems Corp. (S)	8.625	09/15/17	610,000	664,900
Cinemark USA, Inc.	8.625	06/15/19	725,000	759,438
CSC Holdings, Inc.	7.875	02/15/18	1,690,000	1,816,750
DirecTV Holdings LLC	7.625	05/15/16	3,295,000	3,632,738
DirecTV Holdings LLC	6.350	03/15/40	980,000	1,081,741
Grupo Televisa SA	6.625	01/15/40	1,220,000	1,385,209
Regal Cinemas Corp.	8.625	07/15/19	465,000	480,113
Regal Entertainment Group	9.125	08/15/18	410,000	420,250
Time Warner Cable, Inc.	6.750	07/01/18	1,995,000	2,382,074
Time Warner Entertainment Company LP	8.375	03/15/23	1,705,000	2,231,569
Viacom, Inc.	7.875	07/30/30	1,485,000	1,821,765
Videotron Ltee (CAD)(D)(S)	7.125	01/15/20	1,720,000	1,700,838
XM Satellite Radio, Inc. (S)	13.000	08/01/13	2,000,000	2,265,000
XM Satellite Radio, Inc. (S)	11.250	06/15/13	415,000	452,350

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary (continued)

Multiline Retail 0.17%
Macy's Retail Holdings, Inc.	8.375%	07/15/15	$1,540,000	$1,740,200

Specialty Retail 0.15%
Hillman Group, Inc. (S)	10.875	06/01/18	820,000	862,025
Toys R Us Property Company LLC (S)	8.500	12/01/17	570,000	592,800

Textiles, Apparel & Luxury Goods 0.44%
Burlington Coat Factory Warehouse Corp.	11.125	04/15/14	2,010,000	2,080,350
Levi Strauss & Company	7.625	05/15/20	1,975,000	2,009,563
Phillips-Van Heusen Corp.	7.375	05/15/20	340,000	350,200

Consumer Staples 3.26%				32,615,041

Beverages 0.17%
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	1,610,000	1,725,138

Food & Staples Retailing 0.33%
CVS Caremark Corp. (6.302% to 06/01/2012, then 3 month
LIBOR + 2.065%)	6.302	06/01/37	3,635,000	3,335,113

Food Products 1.03%
B&G Foods, Inc.	7.625	01/15/18	790,000	812,713
Bumble Bee Foods LLC (S)	7.750	12/15/15	765,000	808,988
Bunge Ltd. Finance Corp.	8.500	06/15/19	1,405,000	1,699,980
Bunge Ltd. Finance Corp.	5.350	04/15/14	1,900,000	2,016,048
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	840,000	865,200
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	1,865,000	1,947,961
Ralcorp Holdings Corp.	4.950	08/15/20	770,000	812,030
Smithfield Foods, Inc. (S)	10.000	07/15/14	1,195,000	1,333,919

Household Products 0.21%
Yankee Acquisition Corp.	8.500	02/15/15	2,105,000	2,131,313

Personal Products 0.14%
Revlon Consumer Products Corp. (S)	9.750	11/15/15	1,290,000	1,339,988

Tobacco 1.38%
Alliance One International, Inc.	10.000	07/15/16	2,105,000	2,204,988
Altria Group, Inc.	8.500	11/10/13	3,245,000	3,863,841
Lorillard Tobacco Company	6.875	05/01/20	2,225,000	2,350,826
Philip Morris International, Inc.	5.650	05/16/18	2,695,000	3,139,176
Reynolds American, Inc.	7.250	06/01/13	1,980,000	2,227,819

Energy 3.78%				37,872,394

Oil, Gas & Consumable Fuels 3.78%
Anadarko Petroleum Corp.	6.375	09/15/17	1,855,000	1,841,088
Arch Coal, Inc.	8.750	08/01/16	510,000	552,075
Drummond Company, Inc.	7.375	02/15/16	1,855,000	1,857,319
El Paso Pipeline Partners Operating Company LLC	6.500	04/01/20	1,045,000	1,116,007
Energy Transfer Partners LP	9.700	03/15/19	1,445,000	1,868,038
Energy Transfer Partners LP	8.500	04/15/14	1,450,000	1,712,470
Enterprise Products Operating LLC (7.000% to 06/01/2017,
then 3 month LIBOR + 2.778%)	7.000	06/01/67	2,585,000	2,378,200
Enterprise Products Operating LLC (7.034% to 01/15/2018,
then higher of 7.034% or 3 month LIBOR + 2.680%)	7.034	01/15/68	1,860,000	1,801,875
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	1,040,000	1,019,200
Kinder Morgan Energy Partners LP	7.750	03/15/32	840,000	1,030,415

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy (continued)
Linn Energy LLC (S)	8.625%	04/15/20	$790,000	$833,450
MarkWest Energy Partners LP, Series B	8.500	07/15/16	1,650,000	1,724,250
McMoRan Exploration Company	11.875	11/15/14	1,230,000	1,300,725
Motiva Enterprises LLC (S)	6.850	01/15/40	1,060,000	1,318,024
Niska Gas Storage US LLC (S)	8.875	03/15/18	1,600,000	1,684,000
NuStar Logistics LP	7.650	04/15/18	1,390,000	1,673,110
NuStar Logistics LP	4.800	09/01/20	865,000	878,685
ONEOK Partners LP	6.150	10/01/16	2,070,000	2,387,991
Pan American Energy LLC (S)	7.875	05/07/21	545,000	563,394
Regency Energy Partners LP (S)	9.375	06/01/16	1,225,000	1,329,125
Spectra Energy Capital LLC	6.200	04/15/18	1,440,000	1,682,074
Thermon Industries, Inc. (S)	9.500	05/01/17	390,000	399,750
Williams Partners LP	7.250	02/01/17	3,760,000	4,443,929
Woodside Finance, Ltd. (S)	4.500	11/10/14	2,330,000	2,477,200

Financials 21.96%				219,879,670

Capital Markets 2.48%
Credit Suisse New York	5.300	08/13/19	1,680,000	1,847,269
Credit Suisse New York	4.375	08/05/20	2,265,000	2,277,884
Jefferies Group, Inc.	6.875	04/15/21	1,240,000	1,317,915
Jefferies Group, Inc.	6.450	06/08/27	1,220,000	1,229,812
Macquarie Group, Ltd. (S)	7.300	08/01/14	1,085,000	1,229,511
Macquarie Group, Ltd. (S)	6.000	01/14/20	1,345,000	1,413,284
Morgan Stanley (BRL)(D)(S)	10.090	05/03/17	8,215,000	4,455,395
Morgan Stanley	7.300	05/13/19	2,070,000	2,354,308
Northern Trust Corp.	6.500	08/15/18	920,000	1,131,587
State Street Capital Trust IV (P)	1.292	06/15/37	3,470,000	2,565,295
The Goldman Sachs Group, Inc.	6.750	10/01/37	1,830,000	1,873,640
The Goldman Sachs Group, Inc.	6.150	04/01/18	2,845,000	3,108,276

Commercial Banks 2.88%
Allfirst Preferred Capital Trust (P)	2.026	07/15/29	1,305,000	974,035
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%) (S)	12.500	— (Q)	1,239,000	1,383,827
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
04/15/2015, then 3 month LIBOR + 2.490%) (S)	5.506	— (Q)	2,530,000	2,456,840
Commonwealth Bank of Australia (S)	5.000	03/19/20	2,065,000	2,214,921
Lloyds TSB Group PLC (6.413% to 10/01/2035, then 3 month
LIBOR + 1.496%) (H)(S)	6.413	— (Q)	2,410,000	1,548,425
National City Bank, Series BKNT (P)	0.663	06/07/17	2,300,000	2,061,775
Regions Financial Corp.	7.750	11/10/14	1,825,000	1,968,290
Santander Issuances SA (6.500% to 11-15-14, then 3 month
LIBOR + 3.920%) (S)	6.500	08/11/19	1,400,000	1,470,132
Silicon Valley Bank	6.050	06/01/17	2,335,000	2,401,622
Sovereign Capital Trust VI	7.908	06/13/36	1,840,000	1,794,872
State Bank of India/London (S)	4.500	07/27/15	1,335,000	1,378,335
The Royal Bank of Scotland Group PLC	4.875	03/16/15	1,275,000	1,330,734
Wachovia Bank NA	5.850	02/01/37	1,665,000	1,734,068
Wachovia Bank NA, Series BKNT	6.600	01/15/38	1,415,000	1,608,016
Wells Fargo Bank NA	5.750	05/16/16	1,905,000	2,128,519
Westpac Banking Corp.	4.875	11/19/19	2,275,000	2,422,652

Consumer Finance 1.69%
American Express Company	7.000	03/19/18	2,355,000	2,818,808
American Express Credit Corp., Series C	7.300	08/20/13	2,490,000	2,852,509
Capital One Financial Corp.	6.150	09/01/16	2,655,000	2,881,246

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
Discover Bank	7.000%	04/15/20	$890,000	$952,147
Discover Financial Services	10.250	07/15/19	2,400,000	3,022,447
Ford Motor Credit Company LLC	7.500	08/01/12	575,000	603,633
Nelnet, Inc. (7.400% to 09/29/2011, then 3 month LIBOR +
3.375%)	7.400	09/29/36	2,595,000	2,239,451
SLM Corp., MTN	8.450	06/15/18	1,715,000	1,573,639

Diversified Financial Services 7.08%
American Honda Finance Corp. (S)	7.625	10/01/18	2,750,000	3,491,906
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	3,590,000	3,554,100
Bank of America Corp.	4.500	04/01/15	1,415,000	1,466,348
Beaver Valley Funding	9.000	06/01/17	2,737,000	3,070,887
Bosphorus Financial Services, Ltd. (P)(S)	2.176	02/15/12	997,500	978,807
Citigroup, Inc.	6.375	08/12/14	3,235,000	3,539,786
Citigroup, Inc.	6.125	11/21/17	2,925,000	3,161,410
Citigroup, Inc.	5.850	12/11/34	1,590,000	1,575,593
CME Group, Inc.	5.750	02/15/14	1,955,000	2,216,659
Crown Castle Towers LLC (S)	6.113	01/15/20	1,615,000	1,797,522
Crown Castle Towers LLC (S)	4.883	08/15/20	3,075,000	3,188,434
ERAC USA Finance Company (S)	6.375	10/15/17	1,730,000	2,007,494
General Electric Capital Corp.	5.625	05/01/18	1,910,000	2,106,814
General Electric Capital Corp., GMTN	6.000	08/07/19	1,440,000	1,619,467
General Electric Capital Corp., MTN (P)	0.856	08/15/36	2,245,000	1,684,226
GTP Towers Issuer LLC (S)	8.112	02/15/15	1,820,000	1,927,431
GTP Towers Issuer LLC (S)	4.436	02/15/15	1,955,000	2,072,036
Harley-Davidson Funding Corp. (S)	6.800	06/15/18	1,110,000	1,213,172
Harley-Davidson Funding Corp. (S)	5.750	12/15/14	1,085,000	1,142,140
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	1,615,000	1,759,489
International Lease Finance Corp. (S)	7.125	09/01/18	1,260,000	1,288,350
JPMorgan Chase & Company	6.000	01/15/18	3,260,000	3,702,809
JPMorgan Chase & Company	3.700	01/20/15	2,575,000	2,695,435
JPMorgan Chase & Company, Series 1 (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)	7.900	— (Q)	2,240,000	2,355,853
LBI Escrow Corp. (S)	8.000	11/01/17	380,000	408,025
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,795,000	2,053,947
Merrill Lynch & Company, Inc.	6.875	04/25/18	2,825,000	3,110,153
Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04/01/15	1,805,000	1,489,125
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (S)	11.000	— (Q)	3,204,000	4,198,233
Teco Finance, Inc.	6.572	11/01/17	1,304,000	1,531,002
The Bear Stearns Companies LLC	7.250	02/01/18	1,950,000	2,364,857
USB Realty Corp. (6.091% to 01/15/2012, then 3 month
LIBOR + 1.147%) (S)	6.091	— (Q)	2,900,000	2,073,500

Insurance 4.18%
Aflac, Inc.	8.500	05/15/19	1,455,000	1,823,597
Aflac, Inc.	6.900	12/17/39	930,000	1,035,140
AXA SA (6.379% to 12/13/2036, then 3 month LIBOR +
2.256%) (S)	6.379	— (Q)	1,170,000	947,700
CNA Financial Corp.	7.350	11/15/19	1,415,000	1,578,638
CNA Financial Corp.	6.500	08/15/16	1,435,000	1,550,189
Hartford Financial Services Group, Inc.	6.625	03/30/40	770,000	762,549
Horace Mann Educators Corp.	6.850	04/15/16	1,425,000	1,531,637
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	2,635,000	2,318,800
Liberty Mutual Group, Inc. (S)	7.500	08/15/36	3,070,000	3,101,455
Liberty Mutual Group, Inc. (S)	7.300	06/15/14	2,330,000	2,567,255

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
Lincoln National Corp.	8.750%	07/01/19	$2,165,000	$2,766,175
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	1,020,000	856,800
Massachusetts Mutual Life Insurance Company (S)	8.875	06/01/39	895,000	1,274,345
MetLife, Inc.	6.750	06/01/16	1,380,000	1,639,005
MetLife, Inc.	5.875	02/06/41	700,000	765,727
New York Life Insurance Company (S)	6.750	11/15/39	2,330,000	2,977,982
Prudential Financial, Inc., MTN	7.375	06/15/19	885,000	1,077,220
QBE Insurance Group, Ltd. (S)	9.750	03/14/14	1,739,000	2,117,288
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	2,445,000	3,069,776
Unum Group	7.125	09/30/16	1,585,000	1,784,670
UnumProvident Finance Company PLC (S)	6.850	11/15/15	2,435,000	2,699,137
W.R. Berkley Corp.	5.600	05/15/15	1,460,000	1,535,851
Willis North America, Inc.	7.000	09/29/19	1,915,000	2,113,695

Real Estate Investment Trusts 3.65%
AMB Property LP	6.625	12/01/19	1,965,000	2,195,774
Biomed Realty LP (S)	6.125	04/15/20	520,000	561,940
Brandywine Operating Partnership LP	7.500	05/15/15	1,390,000	1,556,243
Developers Diversified Realty Corp.	7.500	04/01/17	1,740,000	1,751,849
Dexus Property Group (S)	7.125	10/15/14	1,945,000	2,135,859
Duke Realty LP	8.250	08/15/19	1,120,000	1,316,783
Duke Realty LP	6.750	03/15/20	2,095,000	2,341,634
Health Care REIT, Inc.	6.200	06/01/16	1,835,000	2,036,922
Healthcare Realty Trust, Inc.	8.125	05/01/11	1,340,000	1,394,597
Healthcare Realty Trust, Inc.	6.500	01/17/17	2,170,000	2,346,373
HRPT Properties Trust	6.650	01/15/18	1,800,000	1,930,412
Mack-Cali Realty LP	7.750	08/15/19	1,410,000	1,715,443
ProLogis	6.625	05/15/18	3,715,000	3,635,027
ProLogis	5.625	11/15/15	1,615,000	1,589,863
Reckson Operating Partnership LP (S)	7.750	03/15/20	735,000	743,638
Simon Property Group LP	10.350	04/01/19	1,495,000	2,101,127
Simon Property Group LP	4.375	03/01/21	2,855,000	2,887,262
Vornado Realty Trust	4.250	04/01/15	2,815,000	2,893,215
WEA Finance LLC / WT Finance Australia Pty, Ltd. (S)	6.750	09/02/19	1,180,000	1,380,949

Health Care 0.95%				9,516,683

Health Care Equipment & Supplies 0.12%
Inverness Medical Innovations, Inc.	7.875	02/01/16	1,240,000	1,215,200

Health Care Providers & Services 0.48%
Bioscrip, Inc.	10.250	10/01/15	1,160,000	1,173,050
Gentiva Health Services, Inc. (S)	11.500	09/01/18	280,000	289,800
Medco Health Solutions, Inc.	7.125	03/15/18	2,225,000	2,739,562
WellPoint, Inc.	5.800	08/15/40	555,000	594,658

Life Sciences Tools & Services 0.19%
Life Technologies Corp.	6.000	03/01/20	1,680,000	1,919,010
Pharmaceuticals 0.16%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	1,587,387	1,585,403

Industrials 6.09%				60,959,414

Aerospace & Defense 0.75%
BE Aerospace, Inc.	8.500	07/01/18	1,150,000	1,230,500
Bombardier, Inc. (S)	7.750	03/15/20	965,000	1,037,375

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)
Colt Defense LLC (S)	8.750%	11/15/17	$950,000	$676,875
Embraer Overseas, Ltd.	6.375	01/15/20	1,535,000	1,688,500
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	915,000	944,738
L-3 Communications Corp., Series B	6.375	10/15/15	1,925,000	1,970,719

Airlines 1.94%
America West Airlines 2000-1 Pass Through Trust	8.057	07/02/20	829,008	826,935
Continental Airlines, Inc.	8.307	04/02/18	1,086,696	1,043,228
Continental Airlines, Inc.	6.648	09/15/17	668,989	679,023
Continental Airlines, Inc.	6.545	02/02/19	579,244	594,304
Continental Airlines, Inc.	5.983	04/19/22	2,102,101	2,152,552
Delta Air Lines, Inc. (S)	9.500	09/15/14	1,435,000	1,539,038
Delta Air Lines, Inc.	6.718	01/02/23	2,253,054	2,162,932
Delta Air Lines, Inc.	6.200	07/02/18	910,000	935,025
Delta Air Lines, Inc.	6.821	08/10/22	2,640,815	2,700,233
Northwest Airlines, Inc.	7.027	11/01/19	1,599,373	1,575,382
Northwest Airlines, Inc.	6.264	11/20/21	2,110,643	2,005,111
United Air Lines, Inc.	10.400	11/01/16	774,747	859,969
United Air Lines, Inc. (S)	9.875	08/01/13	400,000	425,000
United Air Lines, Inc.	9.750	01/15/17	1,736,899	1,927,958

Building Materials 0.39%
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,800,000	1,921,500
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	1,840,000	1,959,600

Building Products 0.12%
Masco Corp.	7.125	03/15/20	1,205,000	1,221,986

Commercial Services & Supplies 0.31%
ACCO Brands Corp.	10.625	03/15/15	385,000	423,500
ARAMARK Corp.	8.500	02/01/15	2,220,000	2,289,375
Garda World Security Corp. (S)	9.750	03/15/17	410,000	423,325

Construction Materials 0.11%
Odebrecht Finance, Ltd. (S)	7.000	04/21/20	1,030,000	1,096,950

Electrical Equipment 0.08%
Coleman Cable, Inc.	9.000	02/15/18	810,000	807,975

Industrial Conglomerates 0.56%
General Electric Company	5.250	12/06/17	1,465,000	1,643,709
Hutchison Whampoa International, Ltd. (S)	5.750	09/11/19	1,675,000	1,849,223
Textron, Inc.	5.600	12/01/17	1,945,000	2,099,840

Machinery 0.39%
Altra Holdings, Inc.	8.125	12/01/16	830,000	846,600
Case New Holland, Inc.	7.750	09/01/13	1,345,000	1,412,250
Terex Corp.	10.875	06/01/16	1,050,000	1,160,250
Trimas Corp. (S)	9.750	12/15/17	465,000	480,113

Marine 0.19%
Navios Maritime Holdings, Inc.	9.500	12/15/14	1,850,000	1,845,375

Road & Rail 0.47%
Avis Budget Car Rental LLC	9.625	03/15/18	350,000	365,750
Kansas City Southern de Mexico SA de CV	9.375	05/01/12	208,000	212,940
Kansas City Southern de Mexico SA de CV (S)	8.000	02/01/18	1,265,000	1,344,063
RailAmerica, Inc.	9.250	07/01/17	865,000	938,525
Western Express, Inc. (S)	12.500	04/15/15	1,930,000	1,867,275

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)

Trading Companies & Distributors 0.58%
Aircastle, Ltd. (S)	9.750%	08/01/18	$765,000	$774,563
GATX Corp.	8.750	05/15/14	2,220,000	2,619,980
United Rentals North America, Inc.	10.875	06/15/16	610,000	677,100
United Rentals North America, Inc.	7.000	02/15/14	1,770,000	1,743,450

Transportation Infrastructure 0.20%
CMA CGM SA (S)	7.250	02/01/13	2,360,000	1,958,800

Information Technology 0.41%				4,144,826

IT Services 0.24%
Equinix, Inc.	8.125	03/01/18	715,000	747,175
Fiserv, Inc.	6.800	11/20/17	1,505,000	1,723,163

Software 0.17%
Oracle Corp. (S)	5.375	07/15/40	1,540,000	1,674,488

Materials 3.90%				39,059,882

Chemicals 0.98%
American Pacific Corp.	9.000	02/01/15	2,160,000	2,135,700
Braskem Finance, Ltd. (S)	7.000	05/07/20	1,655,000	1,729,475
Incitec Pivot Finance LLC (S)	6.000	12/10/19	1,370,000	1,457,553
Mosaic Company (S)	7.625	12/01/16	1,705,000	1,855,497
Solutia, Inc.	7.875	03/15/20	1,135,000	1,186,075
Sterling Chemicals, Inc.	10.250	04/01/15	1,490,000	1,460,200

Construction Materials 0.04%
Severstal Columbus LLC (S)	10.250	02/15/18	370,000	385,263

Containers & Packaging 0.34%
Ball Corp.	6.750	09/15/20	1,290,000	1,357,725
Graphic Packaging International, Inc.	9.500	06/15/17	835,000	889,275
Solo Cup Company	10.500	11/01/13	570,000	576,413
U.S. Corrugated, Inc.	10.000	06/12/13	605,000	544,500

Metals & Mining 1.62%
Allegheny Technologies, Inc.	9.375	06/01/19	1,205,000	1,462,800
ArcelorMittal	9.850	06/01/19	2,010,000	2,526,502
CII Carbon LLC (S)	11.125	11/15/15	1,835,000	1,876,288
Commercial Metals Company	7.350	08/15/18	1,395,000	1,512,766
Rio Tinto Alcan, Inc.	6.125	12/15/33	1,725,000	2,011,079
Teck Resources, Ltd.	10.750	05/15/19	4,315,000	5,361,388
Vale Overseas, Ltd.	6.875	11/10/39	1,325,000	1,519,604

Paper & Forest Products 0.92%
Boise Paper Holdings LLC	8.000	04/01/20	390,000	396,825
International Paper Company	9.375	05/15/19	1,650,000	2,137,730
International Paper Company	7.950	06/15/18	2,130,000	2,581,824
PE Paper Escrow GmbH (S)	12.000	08/01/14	385,000	434,569
Verso Paper Holdings LLC, Series B	9.125	08/01/14	1,695,000	1,631,438
Westvaco Corp.	7.950	02/15/31	1,785,000	2,029,393

Telecommunication Services 2.85%				28,567,084

Communications Equipment 0.04%
Telcordia Technologies, Inc. (S)	11.000	05/01/18	435,000	426,844

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Telecommunication Services (continued)

Diversified Telecommunication Services 1.46%
Axtel SAB de CV (S)	9.000%	09/22/19	$630,000	$570,150
CCH II LLC / CCH II Capital Corp.	13.500	11/30/16	1,150,089	1,362,855
Citizens Communications Company	6.250	01/15/13	2,032,000	2,103,120
Frontier Communications Corp.	8.500	04/15/20	2,390,000	2,536,388
Inmarsat Finance PLC (S)	7.375	12/01/17	430,000	440,750
Intelsat Jackson Holdings SA	11.500	06/15/16	1,585,000	1,707,838
Qwest Corp.	7.875	09/01/11	1,480,000	1,563,250
Telecom Italia Capital SA	6.175	06/18/14	1,530,000	1,677,697
West Corp.	11.000	10/15/16	2,515,000	2,640,750

Media 0.17%
Clear Channel Worldwide Holdings, Inc.	9.250	12/15/17	1,645,000	1,706,688

Wireless Telecommunication Services 1.18%
America Movil SAB de CV (S)	5.000	03/30/20	1,640,000	1,787,879
Crown Castle International Corp.	7.125	11/01/19	740,000	767,750
Digicel Group, Ltd. (S)	12.000	04/01/14	1,500,000	1,713,750
Digicel Group, Ltd. (S)	8.875	01/15/15	2,115,000	2,130,863
NII Capital Corp.	10.000	08/15/16	940,000	1,053,975
NII Capital Corp.	8.875	12/15/19	1,655,000	1,787,400
SBA Telecommunications, Inc.	8.000	08/15/16	595,000	634,419
SBA Tower Trust (S)	5.101	04/15/17	1,790,000	1,954,718

Utilities 3.74%				37,467,616

Electric Utilities 2.01%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	1,826,000	1,888,150
Aquila, Inc.	11.875	07/01/12	1,905,000	2,191,102
BVPS II Funding Corp.	8.890	06/01/17	1,937,000	2,297,159
Commonwealth Edison Company	5.800	03/15/18	1,980,000	2,325,934
FirstEnergy Solutions Corp.	4.800	02/15/15	1,495,000	1,594,350
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	2,395,000	2,722,025
ITC Holdings Corp. (S)	5.875	09/30/16	745,000	831,384
ITC Holdings Corp. (S)	5.500	01/15/20	1,670,000	1,851,066
PNPP II Funding Corp.	9.120	05/30/16	883,000	955,565
Texas Competitive Electric Holdings Company LLC, Series A	10.250	11/01/15	2,335,000	1,488,563
Waterford 3 Funding Corp.	8.090	01/02/17	1,885,317	1,971,363

Gas Utilities 0.23%
DCP Midstream LLC (S)	9.750	03/15/19	1,705,000	2,265,594

Independent Power Producers & Energy Traders 0.58%
AES Eastern Energy LP, Series 1999-A	9.000	01/02/17	2,887,233	2,959,414
Ipalco Enterprises, Inc.	8.625	11/14/11	1,405,000	1,475,250
NRG Energy, Inc. (S)	8.250	09/01/20	1,350,000	1,358,438

Multi-Utilities 0.62%
CMS Energy Corp.	6.250	02/01/20	2,700,000	2,752,877
DTE Energy Company	7.625	05/15/14	1,310,000	1,538,887
Sempra Energy	6.500	06/01/16	1,645,000	1,957,537

Water Utilities 0.30%
Indiantown Cogeneration LP, Series A-9	9.260	12/15/10	181,611	182,880
Midwest Generation LLC, Series B	8.560	01/02/16	2,065,202	2,013,572
Salton Sea Funding Corp., Series F	7.475	11/30/18	767,054	846,506

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Convertible Bonds 0.28%				$2,796,500
(Cost $2,026,575)

Financials 0.13%				1,334,500

Real Estate Investment Trusts 0.13%
Corporate Office Properties LP (S)	4.250%	04/15/30	$1,360,000	1,334,500

Industrials 0.15%				1,462,000

Airlines 0.15%
US Airways Group, Inc.	7.250	05/15/14	680,000	1,462,000

U.S. Government & Agency Obligations 23.21%				$232,401,374
(Cost $226,897,171)

U.S. Government 6.03%				60,350,833
U.S. Treasury
Bond	4.375%	05/15/40	$21,855,000	25,259,572
Note	2.625	08/15/20	18,300,000	18,543,042
Note	2.125	05/31/15	5,580,000	5,802,754
Note	1.875	06/30/15	5,525,000	5,676,938
Note	1.250	08/31/15	5,090,000	5,068,527

U.S. Government Agency 17.18%				172,050,541
Federal Home Loan Bank	5.375	05/18/16	1,960,000	2,335,485
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru Ctf	1.625	06/28/13	4,745,000	4,789,954
30 Yr Pass Thru Ctf	6.500	06/01/37	292,986	319,023
30 Yr Pass Thru Ctf	6.500	10/01/37	560,540	609,303
30 Yr Pass Thru Ctf	6.500	11/01/37	1,045,997	1,140,913
30 Yr Pass Thru Ctf	6.500	12/01/37	530,587	576,744
30 Yr Pass Thru Ctf	6.500	12/01/37	360,676	392,052
30 Yr Pass Thru Ctf	6.500	02/01/38	270,826	295,402
30 Yr Pass Thru Ctf	6.500	03/01/38	1,085,139	1,179,538
30 Yr Pass Thru Ctf	6.500	04/01/38	803,738	873,155
30 Yr Pass Thru Ctf	6.500	09/01/39	1,017,974	1,105,893
30 Yr Pass Thru Ctf	5.000	07/01/35	2,489,671	2,655,973
TBA	4.000	TBA	12,920,000	13,359,449
Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	06/01/24	27,460,084	28,896,376
15 Yr Pass Thru Ctf	4.000	07/01/24	16,431,891	17,291,356
15 Yr Pass Thru Ctf	3.000	10/29/14	2,605,000	2,615,881
30 Yr Pass Thru Ctf	5.500	05/01/35	14,621,957	15,760,870
30 Yr Pass Thru Ctf	5.000	11/01/33	3,296,760	3,526,760
Note	2.050	01/28/13	4,500,000	4,521,470
Note	1.800	03/15/13	3,720,000	3,742,770
TBA	5.000	TBA	30,840,000	32,753,036
TBA	4.000	TBA	32,160,000	33,309,138

Term Loans (M) 0.15%				$1,539,785
(Cost $1,599,297)

Consumer Discretionary 0.07%				695,785

Hotels, Restaurants & Leisure 0.07%
East Valley Tourist Development Authority	12.000%	08/06/12	$804,376	695,785

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials 0.08%				$844,000

Real Estate Management & Development 0.08%
Realogy Corp.	13.500%	10/15/17	$800,000	844,000

Collateralized Mortgage Obligations 15.84%				$158,606,140
(Cost $175,427,169)

Commercial & Residential 13.86%				138,784,841
American Home Mortgage Assets
Series 2006-6, Class A1A (P)	0.453%	12/25/46	$2,385,877	1,291,027
Series 2006-6, Class XP IO	2.582	12/25/46	28,670,125	1,341,570
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	2,875,000	3,058,589
Series 2007-1A, Class D (S)	5.957	04/15/37	3,175,000	3,376,170
Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4 (P)	5.889	07/10/44	5,260,000	5,598,026
Banc of America Funding Corp.
Series 2006-B, Class 6A1 (P)	5.815	03/20/36	2,542,130	1,810,500
Series 2007-E, Class 4A1 (P)	5.723	07/20/47	1,648,414	1,138,304
Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.735	04/25/35	1,150,265	48,901
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	2,480,000	803,136
Bear Stearns Mortgage Funding Trust
Series 2006-AR1, Class 2A1 (P)	0.483	08/25/36	1,507,639	872,725
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.919	03/15/49	3,350,000	3,674,343
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.396	07/15/44	1,030,000	695,629
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.009	12/10/49	5,295,000	5,732,048
First Horizon Alternative Mortgage Securities
Series 2006-RE1, Class A1	5.500	05/25/35	2,732,119	2,359,860
Series 2004-AA5, Class B1 (P)	2.229	12/25/34	1,170,580	106,008
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class F (S)	7.050	05/15/37	780,000	787,850
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C2, Class B (P)	5.674	05/10/40	7,495,000	7,985,964
Greenpoint Mortgage Funding Trust
Series 2005-AR4, Class 4A2 (P)	0.623	10/25/45	2,262,906	524,879
Series 2006-AR1, Class A2A (P)	0.633	02/25/36	3,619,329	1,043,970
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class C (P)	5.554	03/10/39	1,810,000	618,059
Series 2007-GG9, Class F (P)	5.633	03/10/39	995,000	203,523
Series 2007-GG9, Class A4	5.444	03/10/39	4,670,000	4,892,242
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.844	09/25/35	3,483,076	3,138,742
Series 2004-9, Class B1 (P)	3.647	08/25/34	1,651,435	660,255
Series 2006-AR1, Class 3A1 (P)	5.335	01/25/36	4,173,938	3,653,528
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.264	08/19/45	14,160,808	515,708
Series 2005-16, Class 2A1B (P)	0.596	01/19/36	1,367,509	358,599

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Commercial & Residential (continued)
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.284%	09/19/35	$22,110,987	$836,071
Series 2006-SB1, Class A1A (P)	1.235	12/19/36	2,760,661	1,342,231
Series 2007-3, Class ES IO	0.350	05/19/47	98,632,973	646,046
Series 2007-4, Class ES IO	0.350	07/19/47	112,272,795	630,973
Series 2007-6, Class ES IO (S)	0.342	08/19/37	77,567,312	501,085
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	1,135,583	115,356
Series 2005-AR18, Class 1X IO	2.211	10/25/36	36,288,094	1,226,538
Series 2005-AR18, Class 2X IO	1.918	10/25/36	59,869,473	1,867,928
Series 2005-AR5, Class B1 (P)	2.752	05/25/35	1,599,811	48,017
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.062	04/15/45	3,345,000	3,126,265
Series 2007-CB18, Class A4	5.440	06/12/47	4,610,000	4,827,139
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	3,635,000	3,577,735
Series 2005-LDP4, Class B (P)	5.129	10/15/42	1,646,000	1,328,132
JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.759	01/25/37	3,169,782	424,120
Series 2005-S2, Class 2A16	6.500	09/25/35	1,793,765	1,680,381
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3 (P)	5.866	09/15/45	4,685,000	4,909,631
Series 2006-C4, Class A4 (P)	6.079	06/15/38	3,950,000	4,325,565
Series 2007-C2, Class A3	5.430	02/15/40	4,910,000	5,058,165
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4 (P)	6.103	06/12/46	4,535,000	5,023,950
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	6.066	10/25/36	3,866,955	3,581,546
Series 2007-3, Class M1 (P)	5.515	09/25/37	1,444,514	624,836
Series 2007-3, Class M2 (P)	5.515	09/25/37	539,966	223,678
Series 2007-3, Class M3 (P)	5.515	09/25/37	383,056	146,361
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	4,605,000	4,720,623
Series 2007-IQ15, Class A4 (P)	6.075	06/11/49	4,645,000	4,899,600
Series 2005-HQ7, Class A4 (P)	5.376	11/14/42	3,065,000	3,368,361
Series 2005-IQ10, Class A4A (P)	5.230	09/15/42	2,680,000	2,917,642
Series 2006-IQ12, Class E (P)	5.538	12/15/43	2,430,000	421,328
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.980	05/25/35	1,538,348	416,312
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO	2.432	12/25/45	37,940,587	1,293,990
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.856	03/25/33	2,033,314	1,401,527
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	2.084	03/25/44	2,633,336	2,495,562
Washington Mutual, Inc.
Series 2005-AR1, Class X IO	1.574	01/25/45	48,536,999	1,457,178
Series 2005-AR12, Class 1A2 (P)	4.500	10/25/35	1,653,934	1,598,440
Series 2005-AR13, Class X IO	1.553	10/25/45	129,207,286	4,279,991
Series 2005-AR19, Class B1 (P)	0.963	12/25/45	2,305,825	269,814
Series 2006-AR4, Class 1A1B (P)	1.325	05/25/46	2,405,278	1,078,710
Series 2005-6, Class 1CB	6.500	08/25/35	1,242,781	909,744
Series 2005-AR13, Class B1 (P)	0.863	10/25/45	3,954,235	408,524
Series 2005-AR6, Class B1 (P)	0.863	04/25/45	4,429,129	606,007
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.093	04/25/35	3,045,515	2,969,671

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Commercial & Residential (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR15, Class A3 (P)	5.466%	10/25/36	3,231,971	909,913

U.S. Government Agency 1.98%				$19,821,299
Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10/15/39	$3,490,537	532,059
Series 3623, Class LI IO	4.500	01/15/25	3,596,381	331,036
Series 3630, Class BI IO	4.000	05/15/27	2,162,701	225,362
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	5,360,222	692,915
Series 2009-47, Class EI IO	5.000	08/25/19	4,777,085	533,856
Series 2009-50, Class GI IO	5.000	05/25/39	8,140,353	1,117,488
Series 2009-78, Class IB IO	5.000	06/25/39	11,533,806	1,632,679
Series 2010-14, Class AI IO	4.000	08/25/27	6,482,601	881,584
Series 2010-36, Class BI IO	4.000	03/25/28	6,610,433	737,316
Series 2010-72, Class CA	4.500	01/25/28	5,584,167	5,973,834
Series 398, Class C3 IO	4.500	05/25/39	7,182,610	1,074,154
Series 401, Class C2 IO	4.500	06/25/39	4,850,513	741,841
Series 402, Class 3 IO	4.000	11/25/39	4,762,557	759,175
Series 402, Class 4 IO	4.000	10/25/39	8,535,158	1,792,407
Series 402, Class 7 IO	4.500	11/25/39	8,315,228	1,533,256
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	7,655,963	1,262,337

Asset Backed Securities 3.62%				$36,229,563
(Cost $37,333,351)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.623%	09/25/34	$1,597,882	1,443,998
Bank of America Auto Trust
Series 2009-1A, Class A4 (S)	3.520	06/15/16	2,525,000	2,648,400
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.610	02/28/41	2,036,238	1,670,343
BMW Vehicle Lease Trust
Series 2009-1, Class A4	3.660	08/15/13	2,855,000	2,930,587
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5 (P)	0.323	10/25/36	819,224	692,076
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	179,479	168,469
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.443	06/25/36	3,365,850	2,808,879
DB Master Finance LLC
Series 2006-1, Class-A2 (S)	5.779	06/20/31	4,605,000	4,567,193
Series 2006-1, Class-M1 (S)	8.285	06/20/31	1,065,000	991,611
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	3,715,000	3,316,219
Series 2007-1, Class A2 (S)	5.261	04/25/37	3,180,000	3,092,173
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2 (S)	5.290	03/25/16	3,090,000	3,403,715
Lehman XS Trust
Series 2005-5N, Class 3A2 (P)	0.623	11/25/35	2,532,825	768,018
Series 2005-7N, Class 1A1B (P)	0.563	12/25/35	2,959,087	930,215
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.343	03/25/35	2,720,000	2,458,156

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Asset Backed Securities (continued)
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499%	08/25/35	$550,698	$532,865
Series 2005-2, Class AF4	4.934	08/25/35	2,365,000	1,960,937
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.673	05/25/35	2,010,000	1,845,709

			Shares	Value

Preferred Stocks 0.89%				$8,854,195
(Cost $8,697,371)

Consumer Discretionary 0.19%				1,910,800

Hotels, Restaurants & Leisure 0.19%
Greektown Superholdings, Inc., Series A (I)			17,280	1,910,800

Consumer Staples 0.18%				1,773,540

Food & Staples Retailing 0.18%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			23,250	1,773,540

Energy 0.10%				1,027,705

Oil, Gas & Consumable Fuels 0.10%
Apache Corp., Series D, 6.000%			19,021	1,027,705

Financials 0.23%				2,292,062

Diversified Financial Services 0.23%
Bank of America Corp., Series MER, 8.625%			89,220	2,292,062

Telecommunication Services 0.19%				1,850,088

Wireless Telecommunication Services 0.19%
Telephone & Data Systems, Inc., Series A, 7.600%			72,953	1,850,088

			Shares	Value
Common Stocks 0.01%				$97,862
(Cost $97,862)

Consumer Discretionary 0.01%				97,862
Greektown Superholdings, Inc. (I)			885	97,862

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 9.79%				$98,000,000
(Cost $98,000,000)

Short-term investments 9.79%				98,000,000
Federal Home Loan Bank Discount Note	0.100%	09/01/10	98,000,000	98,000,000

John Hancock Bond Fund
As of August 31, 2010 (Unaudited)

Total investments (Cost $1,048,293,875)† 106.98%	$1,071,132,927

Other assets and liabilities, net (6.98%)	($69,858,819)

Total net assets 100.00%	$1,001,274,108

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund.

Currency abbreviations
BRL - Brazilian Real
CAD - Canadian Dollar

BKNT  Bank Note

GMTN  Global Medium Term Note

IO  Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR  London Interbank Offered Rate

MTN  Medium-Term Note

PIK  Paid In Kind

TBA  To Be Announced

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $191,083,767 or 19.08% of the Fund's net assets as of 8-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $1,049,352,102. Net unrealized appreciation aggregated $21,780,825, of which $70,860,107 related to appreciated investment securities and $49,079,282 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 8-31-10	Price	Inputs	Inputs
Corporate Bonds	$532,607,508	-	$531,498,678	$1,108,830
U.S. Government & Agency Obligations	232,401,374	-	232,401,374	-
Collateralized Mortgage Obligations	158,606,140	-	152,767,220	5,838,920
Asset Backed Securities	36,229,563	-	36,229,563	-
Preferred Stocks	8,854,195	$5,169,855	1,773,540	1,910,800
Convertible Bonds	2,796,500	-	2,796,500	-
Term Loans	1,539,785	-	1,539,785	-
Common Stocks	97,862	-	-	97,862
Short-Term Investments	98,000,000	-	98,000,000	-
Total Investments in Securities	$1,071,132,927	$5,169,855	$1,057,006,660	$8,956,412
Other Financial Instruments
Futures	($11,025)	($11,025)	-	-
Swaps	($173,930)	-	($173,930)	-
Totals	$1,070,947,972	$5,158,830	$1,056,832,730	$8,956,412

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized
	Mortgage	Corporate	Preferred	Common
	Obligations	Bonds	Stocks	Stocks	Total
Balance as of 5-31-10	$6,213,054	$514,250	-	-	$6,727,304
Accrued discounts/premiums	-	-	-	-	-
Realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation
(depreciation)	(304,194)	(55,020)	$156,681	-	(202,533)
Net purchases (sales)	(69,940)	-	1,754,119	$97,862	1,782,041
Net transfers in and/or out of Level 3	-	649,600	-	-	649,600
Balance as of 8-31-10	$5,838,920	$1,108,830	$1,910,800	$97,862	$8,956,412

During the three month period ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enter into this type of transaction, the Funds are required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans). The Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During years of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

During the three months ended August 31, 2010, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at August 31, 2010. The range of futures contracts notional amounts held by the Fund during the three months ended August 31, 2010 was $22.0 to $23.1 million.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)
U.S. Treasury 30-Year Bond
Futures	50	Long	Dec 2010	$6,751,563	$20,171
U.S. Treasury 5-Year Note
Futures	136	Short	Dec 2010	(16,363,563)	(31,196)
Total				($9,612,000)	($11,025)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the three months ended August 31, 2010 to take a long position in the exposure to the reference credit. The following table summarizes the credit default swap contracts the Fund held as of August 31, 2010, where the Fund acted as a Seller of protection. During the three month ended August 31, 2010, the Fund acted as Seller on credit default swap contracts with total notional values as represented below.

		Implied		Notional
		Credit		Amount /	(Pay) /
	Reference	Spread at		Exposure	Received	Maturity	Unrealized	Market
Counterparty	Obligation	8-31-10	Currency	Purchased	Fixed Rate	Date	Depreciation	Value
The Goodyear
Bank of	Tire & Rubber
America	Company	3.68%	USD	$5,000,000	1.51%	Jun 2012	($173,930)	($173,930)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2010 by risk category:

			Liability
		Asset Derivatives	Derivatives Fair
Risk	Financial Instruments Location	Fair Value	Value
Credit Contracts	Credit default swaps	-	($173,930)
Interest rate contracts	Futures contracts	$20,171	(31,196)
Total		$20,171	($205,126)

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q1 8/10
10/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	October 27, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 27, 2010